UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2021—May 31, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2022
Vanguard Ohio Long-Term
Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	33
Liquidity Risk Management	35

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2022
Ohio Long-Term Tax-Exempt Fund	Beginning Account Value 11/30/2021	Ending Account Value 5/31/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$915.10	$0.62
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.28	0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Ohio Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2022
Under 1 Year	6.1%
1 - 3 Years	1.0
3 - 5 Years	1.4
5 - 10 Years	13.7
10 - 20 Years	39.9
20 - 30 Years	31.0
Over 30 Years	6.9
The table reflects the fund’s investments, except for short-term investments and derivatives.

Ohio Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.3%)
Ohio (99.9%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	185
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	100	113
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	555	565
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,618
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,000	1,010
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,665	1,680
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	252
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	5,695	5,857
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	4,250	3,657
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	530
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	2,018
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	4,170	4,400
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	560
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	308
	Akron OH Income Tax Revenue	5.000%	12/1/28	125	125
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	1,873
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	658
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	1,894
[1]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,225
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	438
	Akron OH Income Tax Revenue	5.000%	12/1/30	145	145
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,760
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,589
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	398
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,300	1,436
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,654
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,391
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,384

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	128
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,424
	Akron OH Income Tax Revenue	4.000%	12/1/34	650	684
	Akron OH Income Tax Revenue	4.000%	12/1/35	625	657
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	688
	Akron OH Income Tax Revenue	4.000%	12/1/41	1,555	1,594
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,529
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,572
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	1,931
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	4,872
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	4,052
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	2,120	2,251
	Allen County Port Authority College & University Revenue	4.000%	12/1/31	1,415	1,418
	Allen County Port Authority College & University Revenue	4.000%	12/1/35	1,305	1,269
	Allen County Port Authority College & University Revenue	4.000%	12/1/40	2,160	2,043
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	100	114
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	187
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	231
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	306
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	379
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	454
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	252
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/29	100	109
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	175	186
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/28	110	120
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	405	431
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,350
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,414
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/46	5,805	6,119
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	805
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,361
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	414
	Apollo Joint Vocational School District GO	4.000%	12/1/33	1,000	1,061
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,555
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,057
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/41	3,290	3,419
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	2,420	2,493
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/51	3,250	3,334
	Athens City School District GO	4.000%	12/1/29	745	816
	Athens City School District GO	4.000%	12/1/30	380	415
	Athens City School District GO	4.000%	12/1/31	400	435
	Athens City School District GO	3.250%	12/1/48	2,000	1,812
[2]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	973

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	1,000
[2]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	840
[2]	Berea City School District COP	2.500%	10/1/23	250	252
	Big Walnut Local School District GO	5.000%	12/1/42	970	1,080
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	2,839
	Big Walnut Local School District GO	3.500%	12/1/55	290	283
	Big Walnut Local School District GO	5.000%	12/1/55	4,275	4,712
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	133
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,309
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,036
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	333
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	482
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,182
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	688
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	630
	Bowling Green State University College & University Revenue	5.000%	6/1/35	735	840
	Bowling Green State University College & University Revenue	5.000%	6/1/36	435	497
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	798
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	520
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	830
	Bowling Green State University College & University Revenue	4.000%	6/1/40	1,005	1,041
	Bowling Green State University College & University Revenue	5.000%	6/1/42	8,060	8,545
	Bowling Green State University College & University Revenue	5.000%	6/1/45	3,250	3,532
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	552
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	550
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,600	3,949
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,600	3,943
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,840	4,197
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,100	1,107
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	7,525	5,844
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	13,380	12,939
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	715
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,080	3,327
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	164
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	240	265
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	850	935
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	1,036
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	435
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,098
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	271
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,234
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	100	101
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	1,000	1,046
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	106
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	143

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	201
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	206
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	211
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	221
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	226
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	241
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	245
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	255
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	985	1,016
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,229
	Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,327
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	393
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,526
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	106
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	487
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,103
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	553
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	441
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	441
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	571
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	677
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	550	555
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	1,008
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	800	810
	Cincinnati OH GO	4.000%	12/1/29	1,010	1,089
	Cincinnati OH GO	4.000%	12/1/30	500	538
	Cincinnati OH GO	4.000%	12/1/30	1,310	1,421
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	427
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	701
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	909
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	170
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	239
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	613
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	853
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	968
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,120
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	666
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	922

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	565
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,775	1,877
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	524
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,304
	Cleveland Municipal School District GO	5.000%	12/1/46	3,000	3,079
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	1,015	1,066
	Cleveland OH GO	3.000%	12/1/28	895	924
	Cleveland OH GO	3.000%	12/1/30	1,350	1,378
	Cleveland OH GO	4.000%	12/1/30	2,610	2,843
	Cleveland OH GO	3.000%	12/1/31	1,500	1,520
	Cleveland OH GO	3.000%	12/1/31	1,000	1,013
	Cleveland OH GO	4.000%	12/1/31	805	869
	Cleveland OH GO	3.000%	12/1/32	1,825	1,824
	Cleveland OH GO	5.000%	12/1/32	225	254
	Cleveland OH GO	3.000%	12/1/33	990	991
	Cleveland OH GO	3.000%	12/1/35	750	735
	Cleveland OH GO	3.000%	12/1/36	795	768
	Cleveland OH GO	3.000%	12/1/37	1,000	963
	Cleveland OH GO	5.000%	12/1/43	2,075	2,306
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	420
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	539
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	430
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	322
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	1,250	1,353
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	230	262
	Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,510	2,846
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	558
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	558
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	521
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	467
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	975	898
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,180
	Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	721
	Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/45	1,565	1,647
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	224
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	716
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,171
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/39	6,010	6,278
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,549
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	289
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	345
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	316
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	363
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,159
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	1,102
[4]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue (Flats East Bank Project)	4.500%	12/1/55	2,500	2,231
	Columbus City School District GO	4.000%	12/1/30	750	792
	Columbus City School District GO	5.000%	12/1/31	4,010	4,407
	Columbus City School District GO	5.000%	12/1/32	2,825	3,088
	Columbus City School District GO	3.000%	12/1/33	2,520	2,511
	Columbus City School District GO	5.000%	12/1/36	2,000	2,205

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbus City School District GO	5.000%	12/1/42	500	548
	Columbus City School District GO	5.000%	12/1/47	1,650	1,798
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,690
	Columbus OH GO	4.000%	4/1/30	4,015	4,326
	Columbus OH GO	4.000%	7/1/30	1,200	1,256
	Columbus OH GO	5.000%	4/1/31	3,495	4,016
	Columbus OH GO	5.000%	4/1/31	125	149
	Columbus OH GO	5.000%	4/1/39	4,500	5,228
	Columbus OH GO	5.000%	4/1/40	3,000	3,480
	Columbus OH GO	5.000%	4/1/41	2,400	2,780
	Columbus OH Sewerage Sewer Revenue VRDO	0.720%	6/2/22	3,310	3,310
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	165
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	382
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	794
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,411
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	6,037
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	2,592
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,060
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	1,903
	Cuyahoga Community College District GO	4.000%	12/1/32	2,300	2,426
	Cuyahoga Community College District GO	5.000%	12/1/37	570	621
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/25	2,145	2,257
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,836
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,700	1,727
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	1,000	1,037
	Cuyahoga County OH GO	4.000%	12/1/34	750	802
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	217
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	516
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	4,695	5,000
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	7,235	7,775
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/52	4,135	4,369
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	5,205	5,682
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	8,940	9,446
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	4,580	4,999
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,058
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/31	615	651
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	438
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	537
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	533
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/51	5,765	5,841
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	886
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	282
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	212
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	296
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	317
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	1,020

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,803
	Delhi Township OH GO	4.000%	12/1/29	150	164
	Delhi Township OH GO	4.000%	12/1/30	160	175
	Delhi Township OH GO	4.000%	12/1/31	145	160
	Delhi Township OH GO	4.000%	12/1/32	310	339
	Delhi Township OH GO	4.000%	12/1/33	400	435
	Delhi Township OH GO	4.000%	12/1/34	815	881
	Delhi Township OH GO	4.000%	12/1/35	430	461
	Delhi Township OH GO	4.000%	12/1/36	320	342
	Dublin City School District GO	4.000%	12/1/30	5,380	5,903
	Dublin OH GO	5.000%	12/1/31	500	575
	Dublin OH GO	5.000%	12/1/32	550	632
	Dublin OH GO	3.000%	12/1/35	1,135	1,119
	Dublin OH GO	3.000%	12/1/36	990	962
	Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	3,765
	Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,070
	East Knox Local School District GO	3.000%	11/1/56	1,100	921
	Elyria City School District GO	5.000%	12/1/29	505	561
	Elyria OH GO	4.000%	12/1/25	470	499
	Elyria OH GO	4.000%	12/1/27	670	712
	Elyria OH GO	4.000%	12/1/28	695	736
	Elyria OH GO	4.000%	12/1/30	280	295
	Elyria OH GO	4.000%	12/1/31	225	236
	Elyria OH GO	4.000%	12/1/32	280	294
	Elyria OH GO	4.000%	12/1/33	440	461
	Elyria OH GO	4.000%	12/1/37	740	773
	Euclid City School District GO	4.750%	1/15/54	1,000	1,058
	Fairborn City School District GO	3.000%	12/1/55	7,320	6,276
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	163
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/29	130	141
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/30	100	108
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	118
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	134
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/33	150	161
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	187
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	187
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	306
[2]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	936
[2]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	1,807
[2]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	2,299
	Fairfield County OH GO	2.000%	12/1/41	800	588
[2]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	3,767
[2]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	2,976
	Forest Hills Local School District GO	5.000%	12/1/46	2,000	2,111
	Franklin City School District GO	3.000%	11/1/40	400	375
	Franklin City School District GO	3.000%	11/1/57	6,180	5,341
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	565	597
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	620	644
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/39	515	534
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	4,000	4,072
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	221
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	568
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	610

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	154
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	114
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,275
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	385	431
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,610	2,743
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,110	1,129
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	775	787
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	1,340	1,358
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	6,890	6,963
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,640	4,834
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	6,150	6,503
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	5,025
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	862
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	4,765	5,060
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	4,923
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	1,104
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.680%	6/1/22	3,400	3,400
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/22	30	30
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/22	470	472
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.125%	7/1/22	245	246
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.125%	7/1/22	3,865	3,880
	Franklin County OH Sales Tax Revenue	4.000%	6/1/30	250	271
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	6,647
	Franklin County OH Sales Tax Revenue	5.000%	6/1/48	3,555	3,929
	Fremont City School District GO	5.000%	1/15/33	1,000	1,080
	Fremont City School District GO	5.000%	1/15/40	200	214
	Fremont City School District GO	4.000%	1/15/55	1,575	1,595
[2]	Gahanna-Jefferson City School District (School Facilities Project) COP	3.000%	12/1/34	1,430	1,406
[3]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	5,565	4,649
	Grandview Heights City School District GO	3.125%	12/1/55	245	222
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	1,045
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	1,862
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	4,529
[4,5]	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue TOB VRDO	0.850%	6/2/22	3,815	3,815
	Greene County Vocational School District GO	5.000%	12/1/29	300	345
	Greene County Vocational School District GO	4.000%	12/1/34	700	747
	Greene County Vocational School District GO	4.000%	12/1/38	1,250	1,317
	Hamilton County OH GO	5.000%	12/1/29	2,005	2,280
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	425	439
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,360	1,400
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,000	1,044
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	3,250	3,290
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.125%	8/15/37	20	20
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,652
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,120	6,470
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,750	3,773

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	3,000	3,153
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,005
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	4,945	4,837
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	8,200	8,698
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	2,219
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.250%	6/1/23	1,375	1,375
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,750	1,755
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,662
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	1,800	1,802
[3,6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	319
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,371
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	2,817
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,000	3,161
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	860	905
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	216
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/31	190	204
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	425	454
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	372
	Hilliard OH Income Tax Revenue	5.000%	12/1/34	855	1,002
	Hilliard OH Income Tax Revenue	5.000%	12/1/38	1,655	1,929
	Hilliard OH Income Tax Revenue	5.000%	12/1/40	1,825	2,120
	Hilliard OH Income Tax Revenue	5.000%	12/1/41	1,915	2,221
	Hilliard OH Income Tax Revenue	5.000%	12/1/42	510	590
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	10,000	11,362
[2]	Hillsdale Local School District COP	4.000%	12/1/34	1,235	1,335
[2]	Hillsdale Local School District COP	4.000%	12/1/37	2,105	2,245
[2]	Hillsdale Local School District COP	4.000%	12/1/39	1,325	1,408
	Huber Heights City School District GO	4.000%	12/1/34	2,000	2,096
	Hudson City OH School District GO	4.000%	12/1/31	400	421
	Hudson City OH School District GO	4.000%	12/1/32	420	442
	Hudson City OH School District GO	4.000%	12/1/33	420	441
	Indian Creek Local School District GO	5.000%	11/1/55	1,845	2,012
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	944
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	968
	Kent City School District GO	3.000%	12/1/40	1,000	936
	Kent State University College & University Revenue	5.000%	5/1/29	100	115
	Kent State University College & University Revenue	5.000%	5/1/30	175	204
	Kent State University College & University Revenue	5.000%	5/1/31	175	202
	Kent State University College & University Revenue	5.000%	5/1/32	150	173
	Kent State University College & University Revenue	5.000%	5/1/33	250	287
	Kent State University College & University Revenue	5.000%	5/1/34	315	361
	Kent State University College & University Revenue	5.000%	5/1/35	350	401
	Kent State University College & University Revenue	5.000%	5/1/36	400	457
	Kent State University College & University Revenue	5.000%	5/1/37	225	257
	Kent State University College & University Revenue	5.000%	5/1/38	300	342
	Kent State University College & University Revenue	5.000%	5/1/39	300	341
	Kent State University College & University Revenue	5.000%	5/1/40	450	511
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,464
	Kent State University College & University Revenue	5.000%	5/1/50	1,620	1,815
	Kenton City School District GO	4.000%	11/1/52	1,895	1,938
	Kenton City School District GO	4.000%	11/1/58	3,700	3,784
	Kettering City School District COP	5.000%	12/1/31	260	297

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kettering City School District COP	4.000%	12/1/33	270	288
	Kettering City School District COP	4.000%	12/1/35	375	399
	Kettering City School District COP	3.375%	12/1/46	295	287
[3]	Kettering City School District GO	5.250%	12/1/31	1,000	1,145
	Lake Local School District/Wood County OH GO	4.000%	12/1/58	7,000	7,058
	Lakeview Local School District GO	5.000%	11/1/44	1,500	1,582
	Lakewood City School District GO	4.000%	11/1/30	235	252
	Lakewood City School District GO	4.000%	11/1/31	440	471
	Lakewood City School District GO	4.000%	11/1/32	245	262
	Lakewood City School District GO	4.000%	11/1/33	375	400
	Lakewood City School District GO	4.000%	11/1/34	430	458
[5]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/24	555	577
[5]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	381
[5]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	5,000	5,274
	Lexington Local School District GO	3.000%	10/1/44	490	453
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	1,742
	Logan Elm Local School District GO	4.000%	11/1/55	975	996
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,000	1,044
[4,5]	Lucas County OH GO TOB VRDO	0.720%	6/1/22	13,865	13,865
[3]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	100	102
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	700	617
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	8,200	8,193
	Mahoning County OH Sewer Revenue	3.000%	12/1/28	100	102
	Mahoning County OH Sewer Revenue	3.000%	12/1/29	100	102
	Mahoning County OH Sewer Revenue	3.000%	12/1/30	200	204
	Mahoning County OH Sewer Revenue	3.000%	12/1/31	180	182
	Mahoning County OH Sewer Revenue	3.000%	12/1/35	800	789
	Mariemont City School District GO	4.000%	12/1/31	1,040	1,131
	Mariemont City School District GO	4.000%	12/1/32	1,265	1,371
	Mariemont City School District GO	4.000%	12/1/33	1,045	1,127
	Mariemont City School District GO	3.000%	12/1/34	555	549
[2]	Marysville OH Water System Water Revenue	4.000%	12/1/41	665	676
	Maumee OH GO	3.000%	12/1/33	1,225	1,221
	Medina County OH GO	4.000%	12/1/29	165	175
	Medina County OH GO	4.000%	12/1/31	160	169
	Medina County OH GO	3.000%	12/1/35	270	266
	Medina County OH GO	3.000%	12/1/37	500	481
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	112
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	7,615	8,145
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	8,735	9,312
	Miami Trace Local School District GO	5.000%	12/1/48	3,730	3,995
	Miami University College & University Revenue	5.000%	9/1/31	600	711
[7]	Miami University College & University Revenue	5.000%	9/1/31	165	195
	Miami University College & University Revenue	5.000%	9/1/32	1,065	1,255
[7]	Miami University College & University Revenue	5.000%	9/1/32	345	406
	Miami University College & University Revenue	5.000%	9/1/33	1,055	1,240
[7]	Miami University College & University Revenue	5.000%	9/1/33	775	911
	Miami University College & University Revenue	5.000%	9/1/34	1,035	1,214
[7]	Miami University College & University Revenue	5.000%	9/1/34	1,100	1,290
	Miami University College & University Revenue	5.000%	9/1/35	760	890
	Miami University College & University Revenue	4.000%	9/1/36	200	204
	Miami University College & University Revenue	5.000%	9/1/36	685	801
	Miami University College & University Revenue	5.000%	9/1/41	2,610	2,809
	Miami University College & University Revenue	4.000%	9/1/45	3,000	3,035

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	777
	Miami Valley Career Technology Center GO	4.000%	12/1/34	1,475	1,575
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	5,050
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,617
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	556
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	542
[2]	Midview Local School District COP	4.000%	11/1/28	810	869
[2]	Midview Local School District COP	4.000%	11/1/29	870	939
	Milford Exempt Village School District GO	4.000%	12/1/34	300	324
	Milford Exempt Village School District GO	4.000%	12/1/35	250	266
	Milford Exempt Village School District GO	5.000%	12/1/35	1,100	1,158
	Milford Exempt Village School District GO	4.000%	12/1/36	150	159
	Milford Exempt Village School District GO	4.000%	12/1/37	250	266
	Milford Exempt Village School District GO	4.000%	12/1/38	205	217
	Milford Exempt Village School District GO	4.000%	12/1/39	260	275
	Milford Exempt Village School District GO	4.000%	12/1/40	305	319
	Milford Exempt Village School District GO	4.000%	12/1/41	385	402
	Milford Exempt Village School District GO	4.000%	12/1/42	200	208
	Milford Exempt Village School District GO	4.000%	12/1/47	1,800	1,858
	Milford Exempt Village School District GO	4.000%	12/1/51	1,785	1,836
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/39	1,000	1,010
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/40	5,000	5,042
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/46	1,500	1,488
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	130	143
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	259
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	559
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,222
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	332
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,333
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	459
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,950	1,973
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	425	469
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	298
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	3,060	2,630
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	2,021
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,140	1,991
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	5,000	4,587
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,334
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	800	797
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	1,925	1,888

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	0.650%	6/1/22	100	100
	North Canton City School District GO	3.000%	11/1/56	4,060	3,514
	North Royalton City School District GO	4.000%	12/1/33	1,000	1,042
	North Royalton City School District GO	4.000%	12/1/34	1,500	1,560
	North Royalton City School District GO	5.000%	12/1/47	4,160	4,397
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/22	100	101
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/23	75	76
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	105
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	125	133
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	108
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	109
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	253
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	165
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	759
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,670
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	441
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/34	6,775	7,063
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	187
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	852
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	941
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	845
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/35	1,390	1,486
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/36	1,495	1,578
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,750	6,899
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	109
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	217
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	281
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	194
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	422
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	375
	Ohio Air Quality Development Authority Industrial Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	10,600	10,998
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	437
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	2,026
[7]	Ohio GO	5.000%	5/1/27	235	266
[7]	Ohio GO	5.000%	5/1/28	215	247
[7]	Ohio GO	5.000%	5/1/29	360	420
[7]	Ohio GO	5.000%	5/1/30	350	412
[7]	Ohio GO	5.000%	5/1/31	775	929
[7]	Ohio GO	5.000%	5/1/32	600	726
[7]	Ohio GO	5.000%	5/1/33	650	787
	Ohio GO	5.000%	5/1/34	5,630	6,256
[7]	Ohio GO	5.000%	5/1/34	700	846
	Ohio GO	5.000%	6/15/34	5,925	6,812
	Ohio GO	5.000%	2/1/36	4,250	4,603
	Ohio GO	5.000%	5/1/36	1,255	1,393
	Ohio GO	5.000%	6/15/36	120	130
	Ohio GO	5.000%	6/15/36	120	138
	Ohio GO	4.000%	5/1/38	225	241
	Ohio GO	5.000%	3/1/39	1,585	1,748
	Ohio GO	5.000%	3/1/39	500	582
	Ohio GO	5.000%	3/1/41	4,805	5,656
	Ohio GO VRDO	0.790%	6/1/22	8,340	8,340
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	125	138
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	37

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	112
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	3,605	3,667
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,352
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/37	1,000	1,089
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,671
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,900	1,902
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	3,000	3,014
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,417
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	1,980	1,983
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	2,200	2,206
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	4,655	4,850
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	3,470	3,452
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,000	1,986
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	700
Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	2,793
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	5,050	4,988
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/46	1,060	864
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/46	830	859
Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	5,638
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	630	669
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.660%	6/1/22	2,625	2,625
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/22	385	390
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/23	360	375
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,049
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	528
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,598
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	955	1,026
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	519
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,060
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	117
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,085
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,275
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,147
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	831
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	900	1,002
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/31	200	224
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,206
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/32	1,000	1,050
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	144

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/33	1,015	1,065
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	970
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,680
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/34	2,875	2,893
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	884
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	163
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	255
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/36	185	206
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/36	2,635	2,747
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	223
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/37	595	601
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	925	939
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/38	620	625
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/39	930	936
Ohio Higher Educational Facility Commission College & University Revenue	3.750%	12/1/39	500	493
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	346
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/40	600	603
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	2,500	2,702
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	687
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,210
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	544
Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	970	983
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	500	540
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/44	1,350	1,353
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/44	1,980	1,941
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/48	4,000	4,243
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/49	2,900	2,886
Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	3,090	3,130
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,363

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	1,045
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/32	800	905
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	680	768
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	235	272
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/34	115	133
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/35	120	138
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/36	720	674
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/37	720	666
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/38	300	306
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/39	300	305
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/40	500	508
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/42	1,900	2,063
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,638
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	2,895	2,997
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	1,000	1,076
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	962
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	3,781
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project), Prere.	5.000%	12/1/26	1,505	1,685
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	115	119
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	324
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	592
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	295
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	1,005	996
[7]	Ohio Higher Educational Facility Commission College & University Revenue (Keyon College 2023 Project)	5.000%	7/1/35	2,000	2,163
[7]	Ohio Higher Educational Facility Commission College & University Revenue (Keyon College 2023 Project)	5.000%	7/1/36	3,500	3,779
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/26	1,360	1,522
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/26	1,430	1,601
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/39	4,890	4,880
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	2,970

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (University of Deyton Project)	5.000%	12/1/28	200	221
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	998
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,000	993
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	371
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	390	384
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	405	396
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	408
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	440	425
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	949
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,360	1,413
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,369
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	1,500	1,515
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	3,450	3,755
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	3,698
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/52	7,645	8,281
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.620%	6/1/22	12,750	12,750
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,630	1,292
[7]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	5,000	5,382
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	2,295	2,240
	Ohio Lease (Appropriation) Revenue	5.000%	6/1/28	160	183
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/32	1,405	1,633
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,000	1,156
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/36	1,000	1,112
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/37	115	128
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/38	5,585	6,366
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/40	4,000	4,533
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	860
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,264
	Ohio Lease (Appropriation) Revenue VRDO	0.720%	6/1/22	5,300	5,300
	Ohio Lease (Appropriation) Revenue VRDO	0.780%	6/1/22	12,000	12,000
	Ohio Lease (Appropriation) Revenue VRDO	0.790%	6/1/22	3,845	3,845
	Ohio Special Obligation Revenue	5.000%	10/1/30	1,790	2,043
	Ohio Special Obligation Revenue	5.000%	4/1/36	2,045	2,256
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/32	890	1,047
	Ohio State University College & University Revenue	5.000%	12/1/34	1,000	1,181
	Ohio State University College & University Revenue	5.000%	12/1/35	1,000	1,180
	Ohio State University College & University Revenue	5.000%	12/1/36	1,000	1,178

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State University College & University Revenue	4.000%	12/1/37	1,000	1,031
	Ohio State University College & University Revenue	4.000%	12/1/38	1,000	1,029
	Ohio State University College & University Revenue	4.000%	12/1/39	1,000	1,027
	Ohio State University College & University Revenue	5.000%	12/1/39	5,250	5,522
	Ohio State University College & University Revenue	4.000%	12/1/40	4,000	4,102
	Ohio State University College & University Revenue	4.000%	12/1/41	1,000	1,024
	Ohio State University College & University Revenue	4.000%	12/1/42	1,000	1,022
	Ohio State University College & University Revenue	4.000%	12/1/43	2,000	2,038
	Ohio State University College & University Revenue	4.000%	12/1/48	6,000	6,131
	Ohio State University College & University Revenue	2.500%	12/1/51	3,450	2,479
	Ohio State University College & University Revenue VRDO	0.670%	6/1/22	9,350	9,350
	Ohio State University College & University Revenue VRDO	0.790%	6/1/22	5,480	5,480
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	125	142
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	1,300	1,498
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	6,000	6,416
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	6,000	6,766
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	1,300	1,509
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	555
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	1,000	1,170
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,108
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,820	4,537
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	2,665	2,952
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,615	5,322
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	430	494
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	8,355	9,574
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	3,155	1,584
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	5,000	5,682
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	12,170	13,769
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,269
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	500	573
	Ohio University College & University Revenue	5.000%	12/1/44	1,605	1,760
	Ohio University College & University Revenue	5.000%	12/1/45	5,000	5,477
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/34	3,420	4,087
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	135	161
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	6/1/46	220	254
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	6,280
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	2,570	2,825
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	4,625	5,308
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,680	3,100
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	9,470	10,906
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	710	815
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	1,885	2,138
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	1,000	1,192
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	2,465	2,861
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/37	2,480	2,671

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	8,000	9,248
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	4,915	5,672
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	5,000	5,897
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	7,840	9,033
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/41	125	131
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/46	9,580	11,075
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	5,000	5,653
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	417
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	298
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	593
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	750	891
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	593
	Ohio Water Development Authority Water Revenue	5.000%	12/1/34	500	593
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,184
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	530
	Ohio Water Development Authority Water Revenue	5.000%	12/1/37	5,595	6,564
	Ohio Water Development Authority Water Revenue	5.000%	12/1/39	1,250	1,461
	Olentangy Local School District GO	4.000%	12/1/33	1,300	1,383
	Olentangy Local School District GO	4.000%	12/1/34	500	531
	Olmsted Falls City School District GO	5.000%	12/1/42	100	106
	Perry Local School District GO	3.000%	11/1/55	5,000	4,335
[2]	Perry Local School District/Lake County COP	3.000%	12/1/34	675	639
[2]	Perry Local School District/Lake County COP	3.000%	12/1/36	1,205	1,121
[2]	Perry Local School District/Lake County COP	3.000%	12/1/38	1,215	1,119
	Polaris Career Center COP	5.000%	11/1/36	410	443
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	1,000	939
	Reynoldsburg OH GO	3.550%	12/1/42	640	644
	Reynoldsburg OH GO	3.600%	12/1/48	670	671
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	248
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	335	360
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/49	4,430	4,736
	Rossford Exempted Village School District COP	5.000%	12/1/37	900	1,019
	Rossford Exempted Village School District COP	4.000%	12/1/42	670	675
	Rossford Exempted Village School District COP	4.000%	12/1/47	1,000	995
	Rossford Exempted Village School District COP	4.125%	12/1/51	900	903
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,218
	Sharonville OH Income Tax Revenue	4.000%	12/1/39	550	584
	Sharonville OH Income Tax Revenue	4.000%	12/1/40	560	584
	Sharonville OH Income Tax Revenue	4.000%	12/1/41	550	573
	Sharonville OH Income Tax Revenue	4.000%	12/1/42	750	780
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,541
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,659
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/32	1,565	1,710
[2]	Southeast Local School District/Wayne County COP	4.000%	12/1/36	350	376
[2]	Southeast Local School District/Wayne County COP	4.000%	12/1/37	350	376
	Southwest Licking Local School District GO	4.000%	11/1/34	500	531
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,466
	Southwest Local School District/Hamilton County GO	4.000%	1/15/43	3,000	3,082
	Southwest Local School District/Hamilton County GO	4.000%	1/15/55	2,850	2,905

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South-Western City School District GO	3.000%	12/1/33	250	249
	South-Western City School District GO	3.000%	12/1/34	75	75
	South-Western City School District GO	3.000%	12/1/35	145	143
	Streetsboro City School District GO	4.000%	12/1/49	1,865	1,910
	Toledo OH Water System Water Revenue	5.000%	11/15/37	3,125	3,443
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	5,866
	Toledo-Lucas County Port Authority Auto Parking Revenue (University of Toledo Parking Project)	4.000%	1/1/57	2,000	1,777
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,000	1,016
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	960
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	392
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	402
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	530	566
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	426
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	463
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	300
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	426
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	801
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,196
	Union County OH GO	5.000%	12/1/27	215	243
	Union County OH GO	5.000%	12/1/37	950	1,055
	Union County OH GO	5.000%	12/1/38	615	682
	Union County OH GO	5.000%	12/1/47	2,585	2,826
	University of Akron College & University Revenue	5.000%	1/1/28	15	16
	University of Akron College & University Revenue	5.000%	1/1/30	10	11
	University of Akron College & University Revenue	5.000%	1/1/30	530	606
	University of Akron College & University Revenue	5.000%	1/1/33	2,975	3,080
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,248
	University of Cincinnati College & University Revenue	4.000%	6/1/34	895	911
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	199
	University of Cincinnati College & University Revenue	3.000%	6/1/39	4,530	4,037
	University of Cincinnati College & University Revenue	5.000%	6/1/46	3,800	4,036
	University of Cincinnati College & University Revenue	5.000%	6/1/47	5,510	5,948
	University of Toledo College & University Revenue	5.000%	6/1/25	600	642
	University of Toledo College & University Revenue	5.000%	6/1/26	100	109
	University of Toledo College & University Revenue	5.000%	6/1/27	100	111
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,372
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,393
	Upper Arlington City School District GO	4.000%	12/1/35	1,795	1,919
	Upper Arlington City School District GO	4.000%	12/1/36	1,850	1,976
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/33	175	191
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/34	150	163
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/36	320	347
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/51	3,000	3,077
	Valley View Local School District GO	3.000%	11/1/51	1,225	1,073
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	367

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	243
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	924
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	145	151
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	897
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	904
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,070	1,192
	Warren County OH Health, Hospital, Nursing Home Revenue	5.750%	7/1/33	600	625
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,030
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,027
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	500	511
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,045	1,081
	Warren County OH Health, Hospital, Nursing Home Revenue	5.500%	7/1/39	1,225	1,273
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,210	2,235
[2]	Warrensville Heights City School District GO	5.000%	12/1/28	90	96
[2]	Warrensville Heights City School District GO	5.000%	12/1/30	85	91
[2]	Warrensville Heights City School District GO	5.000%	12/1/31	155	165
[2]	Warrensville Heights City School District GO	5.000%	12/1/32	145	154
[2]	Warrensville Heights City School District GO	5.000%	12/1/33	95	101
[2]	Warrensville Heights City School District GO	5.000%	12/1/34	115	122
	West Carrollton City School District GO	3.000%	12/1/39	1,125	1,059
	West Carrollton City School District GO	4.000%	12/1/56	1,580	1,604
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	532
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/41	3,855	4,299
	Westfall Local School District GO	4.000%	12/1/31	100	110
	Westfall Local School District GO	4.000%	12/1/33	200	218
	Westfall Local School District GO	4.000%	12/1/36	250	266
	Westfall Local School District GO	4.000%	12/1/38	220	233
	Wickliffe City School District GO	3.000%	12/1/39	400	381
	Wickliffe City School District GO	3.000%	12/1/40	215	204
	Wickliffe City School District GO	4.000%	12/1/50	3,080	3,135
[2]	Winton Woods City OH School District GO	4.000%	11/1/53	3,000	3,091
	Winton Woods City School District GO	0.000%	11/1/29	885	713
	Winton Woods City School District GO	0.000%	11/1/30	1,005	779
	Winton Woods City School District GO	0.000%	11/1/31	1,020	762
	Winton Woods City School District GO	0.000%	11/1/32	1,140	821
[2]	Wright State University College & University Revenue	5.000%	5/1/28	570	646
[2]	Wright State University College & University Revenue	5.000%	5/1/29	595	683
[2]	Wright State University College & University Revenue	5.000%	5/1/30	240	278
[2]	Wright State University College & University Revenue	5.000%	5/1/31	840	985
[2]	Wright State University College & University Revenue	5.000%	5/1/31	245	287
[2]	Wright State University College & University Revenue	5.000%	5/1/32	265	314
	Wynford Local School District GO	3.750%	11/1/54	425	427
[3]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	275
[3]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,278
[3]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,368
[3]	Youngstown State University College & University Revenue	3.000%	12/15/33	3,045	3,034
					1,453,881
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	205	186
Puerto Rico (0.4%)
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	250	283
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	42	41
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	185	178
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	54	50
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	239	223

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	895	745
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,127	858
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	70	48
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	655	654
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	493	492
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,335	2,374
				5,946
Total Tax-Exempt Municipal Bonds (Cost $1,524,413)				1,460,013
Total Investments (100.3%) (Cost $1,524,413)				1,460,013
Other Assets and Liabilities—Net (-0.3%)				(5,084)
Net Assets (100%)				1,454,929
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $792,000 have been segregated as initial margin for open futures contracts.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $19,911,000, representing 1.4% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2022.
8	Step bond.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2022	(5)	(565)	2
Long U.S. Treasury Bond	September 2022	(32)	(4,462)	61
Ultra 10-Year U.S. Treasury Note	September 2022	(103)	(13,234)	101
Ultra Long U.S. Treasury Bond	September 2022	(15)	(2,336)	52
				216

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,524,413)	1,460,013
Investment in Vanguard	53
Cash	20,368
Receivables for Investment Securities Sold	7,840
Receivables for Accrued Income	19,388
Receivables for Capital Shares Issued	2,164
Variation Margin Receivable—Futures Contracts	221
Other Assets	30
Total Assets	1,510,077
Liabilities
Payables for Investment Securities Purchased	52,304
Payables for Capital Shares Redeemed	1,912
Payables for Distributions	851
Payables to Vanguard	81
Total Liabilities	55,148
Net Assets	1,454,929
At May 31, 2022, net assets consisted of:

Paid-in Capital	1,524,129
Total Distributable Earnings (Loss)	(69,200)
Net Assets	1,454,929

Net Assets
Applicable to 122,773,217 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,454,929
Net Asset Value Per Share	$11.85

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Interest	20,606
Total Income	20,606
Expenses
The Vanguard Group—Note B
Investment Advisory Services	51
Management and Administrative	896
Marketing and Distribution	72
Custodian Fees	7
Shareholders’ Reports	19
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	1,052
Net Investment Income	19,554
Realized Net Gain (Loss)
Investment Securities Sold	(5,613)
Futures Contracts	1,208
Realized Net Gain (Loss)	(4,405)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(162,299)
Futures Contracts	237
Change in Unrealized Appreciation (Depreciation)	(162,062)
Net Increase (Decrease) in Net Assets Resulting from Operations	(146,913)

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,554	40,687
Realized Net Gain (Loss)	(4,405)	14,062
Change in Unrealized Appreciation (Depreciation)	(162,062)	(11,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	(146,913)	42,862
Distributions
Total Distributions	(33,065)	(52,499)
Capital Share Transactions
Issued	134,138	300,102
Issued in Lieu of Cash Distributions	24,616	38,791
Redeemed	(266,089)	(170,554)
Net Increase (Decrease) from Capital Share Transactions	(107,335)	168,339
Total Increase (Decrease)	(287,313)	158,702
Net Assets
Beginning of Period	1,742,242	1,583,540
End of Period	1,454,929	1,742,242

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.21	$13.29	$12.89	$12.19	$12.56	$12.23
Investment Operations
Net Investment Income[1]	.150	.320	.355	.387	.402	.401
Net Realized and Unrealized Gain (Loss) on Investments	(1.257)	.018	.488	.730	(.304)	.385
Total from Investment Operations	(1.107)	.338	.843	1.117	.098	.786
Distributions
Dividends from Net Investment Income	(.150)	(.320)	(.354)	(.387)	(.402)	(.401)
Distributions from Realized Capital Gains	(.103)	(.098)	(.089)	(.030)	(.066)	(.055)
Total Distributions	(.253)	(.418)	(.443)	(.417)	(.468)	(.456)
Net Asset Value, End of Period	$11.85	$13.21	$13.29	$12.89	$12.19	$12.56
Total Return[2]	-8.49%	2.59%	6.68%	9.28%	0.79%	6.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,455	$1,742	$1,584	$1,409	$1,168	$1,195
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.13%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.42%	2.73%	3.05%	3.26%	3.20%
Portfolio Turnover Rate	41%	43%	30%	26%	39%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally

Ohio Long-Term Tax-Exempt Fund
three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,

Ohio Long-Term Tax-Exempt Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $53,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,460,013	—	1,460,013
Derivative Financial Instruments
Assets
Futures Contracts[1]	216	—	—	216
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,525,411
Gross Unrealized Appreciation	10,511
Gross Unrealized Depreciation	(75,693)
Net Unrealized Appreciation (Depreciation)	(65,182)
E.	During the six months ended May 31, 2022, the fund purchased $674,533,000 of investment securities and sold $787,405,000 of investment securities, other than temporary cash investments.

Ohio Long-Term Tax-Exempt Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $154,700,000 and sales were $117,050,000, resulting in net realized gain of $12,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	Shares (000)	Shares (000)
Issued	10,835	22,655
Issued in Lieu of Cash Distributions	1,941	2,934
Redeemed	(21,866)	(12,909)
Net Increase (Decrease) in Shares Outstanding	(9,090)	12,680
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Ohio Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Ohio Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Ohio Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q962 072022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD Ohio TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD Ohio TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

VANGUARD Ohio TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 25, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.